Basis for preparation of the financial statements (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Changes in significant accounting policies

IFRS 9 Financial Instrument – This standard addresses the classification and measurement of financial assets and liabilities, new impairment model and new rules for hedge accounting. The Company applied IFRS 9 prospectively, with an initial application date of January 1, 2018. The Company has not restated the comparative information, which continues to be reported under IAS 39 - Financial Instruments. The main changes are described below:

Classification and measurement - Under IFRS 9, debt instruments are subsequently measured at fair value through profit or loss (“FVTPL”), through amortized cost, or fair value through other comprehensive income (“FVOCI”). The classification is based on the Company’s business model for managing the assets and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ (“SPPI”) on the principal amount outstanding.

On the date of initial application of IFRS 9, the Company has assessed which business models apply to the financial assets held by the Company and has classified its financial instruments into the appropriate IFRS 9 categories. The reclassification of the financial instruments of the Company on January 1, 2018 were as follows:

	Measurement category		Carrying amount
Financial assets	IAS 39	IFRS 9	IAS 39	IFRS 9	Difference
Current
Financial investments	Loans and receivables	FVTPL	18	18	—
Derivative financial instruments	FVTPL	FVTPL	106	106	—
Accounts receivable	Loans and receivables	Amortized cost	2,600	2,600	—
Related parties	Loans and receivables	Amortized cost	1,898	1,898	—

Non-current
Derivative financial instruments	FVTPL	FVTPL	453	453	—
Loans	Loans and receivables	Amortized cost	151	151	—
Related parties	Loans and receivables	Amortized cost	2,628	2,628	—

Financial liabilities
Current
Suppliers and contractors	Loans and receivables	Amortized cost	4,041	4,041	—
Derivative financial instruments	FVTPL	FVTPL	104	104	—
Loans and borrowings	Loans and receivables	Amortized cost	1,703	1,703	—
Related parties	Loans and receivables	Amortized cost	882	882	—

Non-current
Derivative financial instruments	FVTPL	FVTPL	686	686	—
Loans and borrowings	Loans and receivables	Amortized cost	20,786	20,786	—
Related parties	Loans and receivables	Amortized cost	975	975	—
Participative stockholders' debentures	Loans and receivables	Amortized cost	1,233	1,233	—

These reclassifications have no impact on the measurement categories. The financial instruments that were classified as “Loans and receivables” under IAS 39 did meet the IFRS 9 criteria for classification at amortized cost, because these financial instruments are held within a business model whose objective is to hold to collect the cash flows, which represent solely payments of principal and interest. The derivatives held for trading are required to be held as FVTPL under IFRS 9, therefore there were no changes in relation to these instruments from the adoption of IFRS 9.

Impairment - IFRS 9 has replaced the IAS 39’s incurred loss approach with a forward-looking expected credit loss (“ECL”) approach.

For accounts receivables, the Company has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses and the identified loss is deemed not significant. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.

At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit-impaired. Information about the Company’s exposure to credit risk is set out in note 33.

The new impairment approach of IFRS 9 did not have a significant impact to the Company for the year ended December 31, 2018.

Hedge accounting - The Company has elected to adopt the new general hedge accounting model in IFRS 9. The changes introduced by IFRS 9 relating to hedge accounting currently have no impact, as the Company does not currently apply cash flow or fair value hedge accounting. The Company currently applies the net investment hedge for which there are no changes introduced by this new standard (note 25).

IFRS 15 Revenue from Contracts with Customers – This standard establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Company has adopted the new standard using the modified retrospective method. Accordingly, the comparative information presented has not been restated.

The Company has assessed its revenue streams and the nature and effect of the changes as a result of adoption of IFRS 15 is described below:

     Sales of products - Under IFRS 15, there is no significant impact on the timing of products revenue recognition since usually the transfer of risks and rewards and the transfer of control under the sales contracts are at the same point in time.

     Shipping services - A proportion of Vale’s sales are under Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) Incoterms, in which the Company is responsible for providing shipping services after the date that Vale transfers control of the goods to the customers. According to the previous standard (IAS 18), the revenue from shipping services was recognized upon loading, as well as the related costs, and was not considered a separate service.

Under IFRS 15, the provision of shipping services for CFR and CIF contracts should be considered as a separate performance obligation in which a proportion of the transaction price would be allocated and recognized over time as the shipping services are provided. The impact on the timing of revenue recognition of the proportion that would have been allocated to the shipping service to the Company's income statement for the year ended December 31, 2018 is deemed not significant. Therefore, such revenue has not been presented separately in these financial statements.

     Provisionally priced commodities sales - Under IFRS 9 and 15, the treatment of the provisional pricing mechanisms embedded within the provisionally priced commodities sales remains unmodified. Therefore, these revenues are recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sales mechanism embedded within these sale arrangements has the character of a derivative. The fair value of the sales price adjustment is recognized as operational revenue in the income statement.

Overall, there was no material impact on the Company’s financial statement from the IFRS 15 adoption for the year ended December 31, 2018.

Accounting standards issued but not yet effective

IFRS 16 was issued in January 2016. It will result in vast majority of leases being recognized in the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. There are recognition exemptions for short-term leases and leases of low-value items.

The Company will apply the standard from its mandatory adoption date of January 1, 2019. Vale will apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets will be measured at the amount of the lease liability on adoption.

As at December 31, 2018, the Company has non-cancellable operating lease commitments in the nominal amount of US$2,498 (note 32). The Company has set up a project team which has reviewed these leasing commitments over the last year in light of the new lease accounting rules in IFRS 16. Of these commitments, the Company expects to recognize right-of-use assets and lease liabilities an amount ranging from US$1.8 billion to US$2 billion at present value on January 1, 2019, an amount ranging from US$240 to US$260 on current liabilities and US$1,560 to US$1,740 on non-current liabilities.

The actual impacts of adopting the standard may be subject to further changes because the Company has not finalized the testing, assessment of controls over its new IT systems and the new accounting policies are subject to change until the Company presents its first financial statements from the date of initial application.

The Company has not early adopted any standards and interpretations that have been issued or amended but are not yet effective for the year ended December 31, 2018. Therefore, there are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods.

Information by business segment and by geographic area

The Company operated the following reportable segments during this year: Ferrous Minerals , Coal, Base Metals and Fertilizers (presented as discontinued operations). The segments are aligned with products and reflect the structure used by Management to evaluate Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Boards and the Board of Directors. The performance of the operating segments is assessed based on a measure of adjusted EBITDA.

Revenue

Vale recognizes revenue when the control of a good or service transfers to a customer of an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Net revenue excludes any applicable sales taxes.

Depending on the contract, sales revenue can be recognized when the product is available at the loading port, loaded on the ship, at the port of discharge or at the customer’s warehouse. Service revenues are recognized in the amount by which the services are rendered and accepted by the customer.

Generally, the contract payment terms consider the upfront payments or the use of credit letters. The payment terms do not have a significant financing component and were not changed from previous years. In some cases, the sale price is determined on a provisional basis at the date of sale and adjustments to the sale price subsequently occur based on movements in the quoted market or contractual prices up to the date of final pricing. Revenue is recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sale mechanism embedded within these sale arrangements has the character of a derivative. Accordingly, the fair value of the final sale price adjustment is re-estimated continuously and changes in fair value are recognized as operational revenue in the income statement.

Transactions in foreign currencies and translation from the fuctional currency to the presentation currency

Transactions in foreign currencies - Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges or items that are attributable to part of the net investment in a foreign operation, for which gains and losses are recognized in the statement of comprehensive income.

Translation from the functional currency to the presentation currency - The income statement and statement of financial position of the subsidiaries for which the functional currency is different from the presentation currency are translated into the presentation currency as follows: (i) assets, liabilities and stockholders’ equity, except for the  components described in item (iii) are translated at the closing rate at the statement of financial position date; (ii) income and expenses are translated at the average exchange rates, except for specific significant transactions that are translated at the rate at the transaction date and; (iii) capital, capital reserves and treasury stock are translated at the rate at each transaction date. All resulting exchange differences are recognized directly in the comprehensive income as “translation adjustments”. When a foreign operation is disposed of or sold, foreign exchange differences that were recognized in equity are recognized in the income of statement.

Income taxes

The recognition of income taxes as deferred taxes is based on temporary differences between carrying amount and the tax basis of assets and liabilities as well as tax losses carryforwards. The deferred income tax assets and liabilities are offset when there is a legally enforceable right on the same taxable entity.

The deferred tax assets arising from tax losses and temporary differences are not recognized when is not probable that future taxable profit will be available against which temporary differences and/or tax losses can be utilized.

Income taxes are recognized in the income statement, except for items recognized directly in stockholders’ equity. The provision for income tax is calculated individually for each entity of the Company based on Brazilian tax rates, on an accrual basis, by applying the differential between the nominal local tax rates (based on rules enacted in the location of the entity) and the Brazilian tax rate.

Accounts receivable

Accounts receivable is the total amount due from sale of products and services rendered by the Company. Accounts receivable consists of financial assets initially recognized at fair value and subsequently measured at amortized cost, except for component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss ("FVTPL").

The portion of accounts receivables measured at amortized cost is subsequently measured using the effective interest (“EIR”) method and it is subject to impairment. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.

Inventories

Inventories are stated at the lower of cost and the net realizable value. The inventory production cost is determined on the basis of variable and fixed costs, direct and indirect costs of production, using the average cost method. At each statement of financial position date, inventories are assessed for impairment and a provision for losses on obsolete or slow-moving inventory may be recognized. The write-downs and reversals are included in “Cost of goods sold and services rendered”.

Non-current assets and liabilities held for sale and discontinued operations

A non‑current asset is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use.

The criteria for recognition of the non‑current assets as held for sale are only considered satisfied when the sale is highly probable and the asset (or group of assets) is available for immediate sale in its present condition. The Company measures the assets held for sale (or group of assets) at the lower of its carrying amount and fair value less costs to sell. If the carrying amount exceeds the fair value less costs to sell an impairment loss is recognized against income statement. Any subsequent reversal of impairment is recognized only to the extent of the loss previously recognized.

The assets and liabilities classified as held for sale are presented separately in the statement of financial position.

The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and is not reclassified in the statement of financial position.

Investments

Joint arrangements investments - Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company's investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss.

The Company's interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company's interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Consolidation and investments in associates and joint ventures - The financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect controlled entities (“subsidiaries”). The subsidiaries are consolidated when the Company is exposed or has rights to variable returns from its involvement with the investee and has the ability to direct the significant activities of the investee. Intercompany balances and transactions, which include unrealized profits, are eliminated.

The entities over which the Company has joint control (“joint ventures”) or significant influence, but not control (“associates”) are presented in note 16. Those investments are accounted for using the equity method. For interests in joint arrangements not classified as joint ventures (“joint operations”), the Company recognizes its share of assets, liabilities and net income.

Unrealized gains on downstream or upstream transactions between the Company and its associates and joint ventures are eliminated proportionately to the Company’s interest.

Investments held by other investors in Vale’s subsidiaries are classified as noncontrolling interests (“NCI”). The Company treats transactions with noncontrolling interests as transactions with equity owners of the Company as described in note 17.

For purchases or disposals from noncontrolling interests, the difference between the consideration paid and the proportion acquired of the carrying value of net assets of the subsidiary is directly recorded in stockholders’ equity in “Results from operation with noncontrolling interest”.

Intangibles

Intangibles are carried at the acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Concessions	3 to 50 years
Right of use	22 to 31 years
Software	5 years

Property, plant and equipment

Property, plant and equipment are recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight‑line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	15 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

Exploration and evaluation expenditures

Exploration and evaluation expenditures - Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.

Expenditures on feasibility studies, new technologies and others research

Expenditures on feasibility studies, new technologies and other researches - The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.

Maintenance costs

Maintenance costs - Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.

Stripping Costs

Stripping Costs - The costs associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post‑production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposits. In such cases, the cost is capitalized as a non‑current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.

Impairment and onerous contracts

Impairment of non‑financial assets - Non‑financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have an indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non‑current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Loans and borrowings

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. The average capitalization rate is 17%. Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.

Financial instruments classification

The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at fair value through profit or loss unless they are eligible to be measured at FVOCI. The Company recognizes equity instruments and gains and losses are never being recycled to profit or loss.

Information about the Company’s exposure to credit risk is set out in note 33.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Participative stockholders' debentures and Derivative financial instruments are measured at fair value through profit or loss.

Fair value estimate

Due to the short‑term cycle, it is assumed that the fair value of cash and cash equivalents balances, financial investments, accounts receivable and accounts payable approximate their book values. For the measurement and determination of fair value, the Company uses various methods including market, income or cost approaches, in order to estimate the value that market participants would use when pricing the asset or liability. The financial assets and liabilities recorded at fair value are classified and disclosed in accordance with the following levels:

Level 1 – Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2 - Quoted prices (adjusted or unadjusted) for identical or similar assets or liabilities on active markets; and

Level 3 - Assets and liabilities, for which quoted prices, do not exist, or where prices or valuation techniques are supported by little or no market activity, unobservable or illiquid.

Derivative financial instruments

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments.

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company adopts the hedge accounting procedure and designates certain derivatives as shows below:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within “Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Asset retirement obligations

When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and it is depreciated over the useful life of the related mining asset, resulting in an expense recognized in the income statement.

The long-term liability is discounted at presented value using a long-term risk free discount rate applicable to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets.

The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Litigation

A provision is recognized when it is considered probable that an outflow of resources will be required to settle the obligation and can be reliably estimated. The liability is accounted against an expense in the income statement. This obligation is updated based on the developments of the judicial process or interest accretion and can be reversed if the expectation of loss is not considered probable  due to changes in circumstances or when the obligation is settled.

Employee benefits

i. Current benefits -- wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well as the related social security taxes over those benefits are recognized monthly in income, on an accruals basis.

ii. Current benefits -- profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company‑wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non‑current benefits -- long‑term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Virtual Shares Programs) with the goal of encouraging employee retention and optimum performance. Plan liabilities are measured at each reporting date, at their fair values, based on market prices. Obligations are measured at each reporting date, at fair values based on market prices. The compensation costs incurred are recognized in income during the vesting period as defined.

iv. Non‑current benefits -- pension costs and other post‑retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company’s obligations are limited to a monthly contribution linked to a pre‑defined percentage of the remuneration of employees enrolled in these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company does not recognize any assets or benefits in the statement of financial position or income statement until such time as the use of the surplus is clearly defined. For underfunded plans, the Company recognizes actuarial liabilities and results arising from the actuarial valuation.

Stockholders' equity

Stockholder’s remuneration - The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Investment reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital. The remaining balance over 50% of the annual distributable net income is retained based on the capital investments budget submitted for approval in the Stockholders’ Meeting, pursuant to article 196 of the Law 6,404.

Additional remuneration reserve - Arises from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.